Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Regulated Operations [Abstract]
Schedule of Property Plant and Equipment
The service life ranges and weighted average remaining service life of the Corporation's distribution, transmission, generation and other assets as at December 31 were as follows.

	2017		2016
(Years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	33	5-80	32
Gas	14-95	34	7-95	33
Transmission
Electric	20-80	41	20-80	41
Gas	5-80	34	7-80	34
Generation	5-85	28	5-85	26
Other	3-70	14	3-70	14

	2017
(in millions)	Cost	Accumulated Depreciation	Net Book Value
Distribution
Electric	$9,963	$(2,864)	$7,099
Gas	4,093	(1,157)	2,936
Transmission
Electric	12,571	(2,838)	9,733
Gas	1,954	(596)	1,358
Generation	6,079	(1,996)	4,083
Other	3,608	(1,130)	2,478
Assets under construction	1,717	—	1,717
Land	264	—	264
	$40,249	$(10,581)	$29,668

	2016
(in millions)	Cost	Accumulated Depreciation	Net Book Value
Distribution
Electric	$9,616	$(2,752)	$6,864
Gas	3,956	(1,096)	2,860
Transmission
Electric	12,616	(2,876)	9,740
Gas	1,776	(562)	1,214
Generation	6,884	(2,474)	4,410
Other	3,497	(1,096)	2,401
Assets under construction	1,559	—	1,559
Land	289	—	289
	$40,193	$(10,856)	$29,337

Schedule of Jointly Owned Facilities
As at December 31, 2017, interests in jointly owned facilities consisted of the following.

	Ownership		Accumulated	Net Book
(in millions)%		Cost	Depreciation	Value
San Juan Unit 1	50.0	$351	$(104)	$247
Four Corners Units 4 and 5	7.0	210	(98)	112
Luna Energy Facility	33.3	69	(4)	65
Gila River Common Facilities	25.0	41	(14)	27
Springerville Coal Handling Facilities	83.0	253	(102)	151
Transmission Facilities	1.0-80.0	854	(302)	552
		$1,778	$(624)	$1,154